Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash generated from operating activities
Profit for the year	₩ 947,831	₩ 2,418,989	₩ 1,500,538
Adjustments for income and expenses	4,719,438	3,473,779	4,256,654
Changes in assets and liabilities related to operating activities	118,106	(568,695)	302,458
Sub-total	5,785,375	5,324,073	6,059,650
Interest received	52,163	37,403	41,832
Dividends received	16,388	327,906	166,019
Interest paid	(259,719)	(306,634)	(397,351)
Income tax paid	(434,890)	(351,469)	(48,274)
Net cash provided by operating activities	5,159,317	5,031,279	5,821,876
Cash inflows from investing activities:
Decrease in short-term financial instruments, net	264,693	162,565
Decrease in short-term investment securities, net	5,010	32,544	17,684
Collection of short-term loans	123,700	137,196	77,114
Decrease in long-term financial instruments	330,032	343	99
Proceeds from disposals of long-term investment securities	104,190	78,261	46,065
Proceeds from disposals of investments in associates and joint ventures	342,645	100,634	2,715
Proceeds from disposals of non-current assets held for sale	20,136
Proceeds from disposals of property and equipment	15,792	61,425	102,526
Proceeds from disposals of intangible assets	10,993	14,618	39,654
Collection of long-term loans	1,134	4,166	4,608
Decrease in deposits	10,056	6,941	16,244
Proceeds from settlement of derivatives	1,542	1,495	845
Proceeds from disposals of subsidiaries			165
Cash inflow from business combination, net			115,834
Cash inflow from transfers of business, net			5,395
Sub-total	1,229,923	600,188	428,948
Cash outflows for investing activities:
Increase in short-term financial instruments, net			(596,025)
Increase in short-term loans	(127,263)	(100,209)	(103,604)
Increase in long-term loans	(11,724)	(9,877)	(11,044)
Increase in long-term financial instruments	(330,032)	(21)	(2)
Acquisitions of long-term investment securities	(436,753)	(286,566)	(95,474)
Acquisitions of investments in associates and joint ventures	(11,065)	(222,765)	(170,292)
Acquisitions of property and equipment	(2,908,287)	(2,915,851)	(3,557,800)
Acquisitions of intangible assets	(138,136)	(392,588)	(129,976)
Increase in deposits	(12,146)	(51,274)	(12,175)
Cash outflow for business combinations, net	(62,312)	(107,226)	(2,958)
Sub-total	(4,037,718)	(4,086,377)	(4,679,350)
Net cash used in investing activities	(2,807,795)	(3,486,189)	(4,250,402)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net	130,000		76,375
Proceeds from issuance of debentures	1,200,122	873,245	1,420,962
Proceeds from long-term borrowings	440,000	350,000	1,947,848
Increase in financial liabilities at FVTPL		129,123
Cash inflows from settlement of derivatives	768	332	36,691
Transactions with non-controlling shareholders	31,151	444,124	17,766
Sub-total	1,802,041	1,796,824	3,499,642
Cash outflows for financing activities:
Repayments of short-term borrowings, net		(50,823)
Repayments of long-term payables — other	(400,245)	(426,267)	(428,100)
Repayments of debentures	(1,390,000)	(890,000)	(975,500)
Repayments of long-term borrowings	(41,471)	(286,868)	(1,950,874)
Payments of dividends	(904,020)	(1,028,520)	(742,136)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Repayments of lease liabilities	(401,054)	(431,674)	(412,666)
Acquisitions of treasury shares		(76,111)	(426,664)
Cash outflows resulting from spin-off		(626,000)
Transactions with non-controlling shareholders	(367)	(19,406)	(6,515)
Sub-total	(3,151,923)	(3,850,435)	(4,957,221)
Net cash used in financing activities	(1,349,882)	(2,053,611)	(1,457,579)
Net increase (decrease) in cash and cash equivalents	1,001,640	(508,521)	113,895
Cash and cash equivalents at beginning of the year	872,731	1,369,653	1,270,824
Effects of exchange rate changes on cash and cash equivalents	7,920	11,599	(15,066)
Cash and cash equivalents at end of the year	₩ 1,882,291	₩ 872,731	₩ 1,369,653